19. Financial instruments (Details 2) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Cash and cash equivalents		R$ 7,954	R$ 4,369	R$ 3,792
Financial instruments - Fair value hedge		39	87
Borrowings and financing		(14,155)	(5,373)
Other liabilities with related parties	[1]	(124)	(138)
Net financial debt		(6,286)	(1,055)
Shareholders' equity		R$ (13,548)	R$ (13,159)	R$ (12,156)	R$ (11,487)
Net debt to equity ratio		46.00%	8.00%

[1]	Represents amount payable to Greenyellow related to the purchase of equipment.